[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


                                January 30, 2009


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


         Re: Van Kampen Unit Trusts, Taxable Income Series 154 File No. (333-153567) (CIK No. 1433405)


Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on January 26, 2009.

                                                               Very truly yours,

                                                             /s/ John F. Tierney

                                                                 JOHN F. TIERNEY
                                                             EXECUTIVE DIRECTOR,
                                                           Van Kampen Funds Inc.